CONTINGENCIES	6 Months Ended
Jun. 30, 2021
Commitments and Contingencies Disclosure [Abstract]
CONTINGENCIES

NOTE 9 – CONTINGENCIES

In the ordinary course of business, the Company is exposed to legal actions and claims and incurs costs to defend against these actions and claims. Company management is not aware of any outstanding or pending legal actions or claims that could materially affect the Company’s financial position or results of operations.

On June 28, 2021, CSI entered into a securities purchase agreement with a group of institutional investors (the “PIPE Investors”) to make a $25.0 million private placement investment in CSI in connection with the closing of the previously announced merger transaction between CSI and Pineapple Energy, LLC (“Pineapple”). Proceeds of this investment will used primarily to fund Pineapple strategic initiatives. The closing of the financing is subject to approval of CSI’s shareholders and other customary conditions.

Under the terms of the securities purchase agreement, the PIPE Investors have agreed to purchase $25.0 million in newly authorized CSI Series A Convertible Preferred Stock convertible at a price of $3.40 per share into CSI common stock, with five year warrants to purchase an additional $25.0 million of common shares at that same price (the “PIPE Offering”). The PIPE Offering is expected to close immediately following the consummation of the CSI-Pineapple merger transaction (the “Merger”). Therefore the PIPE Investors will invest in the post-Merger company, will not be entitled to receive any cash dividends paid prior to closing and will not receive the Contingent Value Rights (“CVRs”) to be issued to pre-Merger CSI shareholders.

CSI and one of the PIPE Investors, CrowdOut Capital LLC (“CrowdOut”), which has agreed, subject to the satisfaction of certain closing conditions, to purchase $9.0 million of the $25.0 million of Series A Convertible Preferred Stock, have also entered into a non-binding letter of intent for a $20.0 million term loan (the “Debt Transaction”) to be provided by CrowdOut to the Company to assist the combined CSI-Pineapple company fund the acquisitions of Hawaii Energy Connection (“HEC”) and E-GEAR, which are expected to close concurrently with the Merger. CrowdOut’s obligation to consummate the transactions in the PIPE Offering, including its obligation to purchase the CSI Series A Convertible Preferred Stock and warrants from the Company, is expressly conditioned on CrowdOut closing and funding the Debt Transaction pursuant to fully executed credit documents that are mutually acceptable to CSI and CrowdOut.

The Series A Convertible Preferred Stock will have no liquidation or dividend preference over CSI common stock and no voting rights until after converted into CSI common stock. Assuming conversion of the Series A Convertible Preferred Stock, the PIPE Investors would own approximately 7.35 million shares of the Company’s outstanding common stock immediately following the closing of the PIPE Offering, representing approximately 22% of CSI’s outstanding Common Stock after giving effect to the issuance of shares in the Merger, and approximately 14.7 million shares assuming exercise of all the warrants for cash, representing approximately 37% of CSI’s outstanding common stock after giving effect to the issuance of shares in the Merger and exercise of the warrants.

The Series A Convertible Preferred Stock and warrants will have anti-dilution provisions that would increase the number of shares issuable upon conversion or exercise, and lower the conversion or exercise price, if CSI issues equity securities at a price less than the conversion or exercise price at the time of such issuance. The securities purchase agreement also prohibits the combined company from conducting a new equity offering within 30 days of the closing, gives the PIPE Investors in the aggregate the right to purchase up to 25% of the equity securities in future CSI-Pineapple offerings within one year of closing and requires 30-day lock-up agreements of CSI common stock by certain CSI-Pineapple officers, directors and major shareholders following the closing. In connection with the transaction, CSI has agreed to file a registration statement on behalf of the PIPE Investors allowing them to resell the common stock into which the Series A Convertible Preferred Stock is convertible and the warrants are exercisable immediately after issuance. Closing is subject to the effectiveness of this registration statement and other customary closing conditions.

The foregoing descriptions of the (i) securities purchase agreement, (ii) the CSI Series A Convertible Preferred Stock, (iii) the warrant, (iv) the registration rights agreement, (v) the lock up agreement between the Company, certain CSI-Pineapple officers, directors and major shareholders and the PIPE Investors, and (vi) the letter agreement dated as of June 28, 2021 between Communications Systems, Inc. and CrowdOut Capital LLC confirming that the CrowdOut $9.0 million equity commitment is contingent on closing of the $20.0 million term loan do not purport to be complete and are qualified in their entirety by reference to the full text of these agreements, which are filed as Exhibit 10.1, 4.1, 4.2, 4.3, 10.2 and 10.3 to the Company’s Current Report on Form 8-K dated June 28, 2021 and are incorporated herein by reference.